ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2024
Disclosure Of Trade And Other Payables [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

9. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2024 $	March 31, 2023 $

Trade payables	541,311	911,477
Accrued liabilities	627,951	380,997
Total accounts payable and accrued liabilities	1,169,262	1,292,474